Transamerica Stock Index

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

Value
Master Portfolio - 100.0%
S&P 500 Index Master Portfolio	$ 370,584,563

Total Investments (Cost $370,584,563)	370,584,563
Net Other Assets (Liabilities) - (0.0)% (A)	(175,677)

Net Assets - 100.0%	$ 370,408,886

FOOTNOTE TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Page 1

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

The value of the Fund’s investment in the Master Portfolio, reflected within the Schedule of Investments, displays the Fund’s proportional interest in the net assets of the Master Portfolio. At the period ended March 31, 2021, the Fund held a 1.29% ownership interest in the Master Portfolio.

Information regarding the valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Schedule of Investments, which accompany this report.

Transamerica Funds	Page 2

Schedule of Investments (unaudited) March 31, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co.(a)	459,662	$117,085,104
General Dynamics Corp.	195,312	35,460,847
Howmet Aerospace, Inc.	329,069	10,572,987
Huntington Ingalls Industries, Inc.	32,105	6,608,814
L3Harris Technologies, Inc.	173,590	35,183,221
Lockheed Martin Corp.	206,638	76,352,741
Northrop Grumman Corp.	129,862	42,028,538
Raytheon Technologies Corp.	1,273,874	98,432,244
Teledyne Technologies, Inc.(a)	31,829	13,166,066
Textron, Inc.	195,208	10,947,265
TransDigm Group, Inc.(a)	45,514	26,758,591

		472,596,418

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	112,996	10,783,208
Expeditors International of Washington, Inc.	138,183	14,880,927
FedEx Corp.	204,011	57,947,285
United Parcel Service, Inc., Class B	602,890	102,485,271

		186,096,691

Airlines — 0.3%
Alaska Air Group, Inc.	104,278	7,217,080
American Airlines Group, Inc.(b)	533,471	12,749,957
Delta Air Lines, Inc.(a)	530,898	25,631,756
Southwest Airlines Co.	501,286	30,608,523
United Airlines Holdings, Inc.(a)	262,971	15,131,351

		91,338,667

Auto Components — 0.1%
Aptiv PLC(a)	227,023	31,306,472
BorgWarner, Inc.	196,796	9,123,462

		40,429,934

Automobiles — 1.9%
Ford Motor Co.(a)	3,277,145	40,145,026
General Motors Co.	1,061,747	61,007,983
Tesla, Inc.(a)	644,156	430,251,117

		531,404,126

Banks — 4.4%
Bank of America Corp.	6,376,718	246,715,219
Citigroup, Inc.	1,750,295	127,333,961
Citizens Financial Group, Inc.	365,770	16,148,746
Comerica, Inc.	123,273	8,843,605
Fifth Third Bancorp	602,022	22,545,724
First Republic Bank	145,177	24,208,265
Huntington Bancshares, Inc.	878,386	13,808,228
JPMorgan Chase & Co.	2,560,861	389,839,870
KeyCorp.	839,510	16,773,410
M&T Bank Corp.	102,840	15,591,572
People’s United Financial, Inc.	345,227	6,179,563
PNC Financial Services Group, Inc.	354,492	62,181,442
Regions Financial Corp.	819,317	16,927,089
SVB Financial Group(a)	43,260	21,355,732
Truist Financial Corp.	1,130,798	65,948,139
U.S. Bancorp	1,145,350	63,349,309
Wells Fargo & Co.	3,467,745	135,484,797
Zions Bancorp NA	129,876	7,137,985

		1,260,372,656

Beverages — 1.4%
Brown-Forman Corp., Class B	156,870	10,819,324
Coca-Cola Co.	3,251,905	171,407,912

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A	142,194	$32,420,232
Molson Coors Beverage Co., Class B	161,725	8,272,234
Monster Beverage Corp.(a)	310,130	28,249,742
PepsiCo, Inc.	1,157,388	163,712,532

		414,881,976

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc.(a)	184,883	28,270,460
Amgen, Inc.	485,123	120,703,454
Biogen, Inc.(a)	127,946	35,792,893
Gilead Sciences, Inc.	1,049,044	67,799,714
Incyte Corp.(a)	157,004	12,759,715
Regeneron Pharmaceuticals, Inc.(a)	88,812	42,020,510
Vertex Pharmaceuticals, Inc.(a)	217,105	46,653,693

		354,000,439

Building Products — 0.5%
A O Smith Corp.	116,550	7,879,946
Allegion PLC	73,213	9,197,017
Carrier Global Corp.	684,917	28,917,196
Fortune Brands Home & Security, Inc.	119,282	11,429,601
Johnson Controls International PLC	606,493	36,189,437
Masco Corp.	213,495	12,788,350
Trane Technologies PLC	201,128	33,298,752

		139,700,299

Capital Markets — 2.8%
Ameriprise Financial, Inc.	97,684	22,706,646
Bank of New York Mellon Corp.	678,758	32,098,466
BlackRock, Inc.(c)	119,304	89,950,444
Cboe Global Markets, Inc.	90,101	8,892,068
Charles Schwab Corp.	1,254,389	81,761,075
CME Group, Inc.	301,246	61,523,471
Franklin Resources, Inc.	229,824	6,802,790
Goldman Sachs Group, Inc.	288,579	94,365,333
Intercontinental Exchange, Inc.	471,721	52,681,801
Invesco Ltd.	316,375	7,978,977
MarketAxess Holdings, Inc.	31,621	15,744,728
Moody’s Corp.	135,605	40,493,009
Morgan Stanley	1,260,900	97,921,494
MSCI, Inc.	68,868	28,874,975
Nasdaq, Inc.	94,707	13,965,494
Northern Trust Corp.	176,469	18,548,657
Raymond James Financial, Inc.	104,678	12,829,336
S&P Global, Inc.	202,130	71,325,613
State Street Corp.	293,011	24,615,854
T. Rowe Price Group, Inc.	191,576	32,874,442

		815,954,673

Chemicals — 1.8%
Air Products & Chemicals, Inc.	184,754	51,978,690
Albemarle Corp.	97,051	14,180,122
Celanese Corp.	95,994	14,380,861
CF Industries Holdings, Inc.	183,713	8,336,896
Corteva, Inc.	622,717	29,031,067
Dow, Inc.	622,600	39,809,044
DuPont de Nemours, Inc.	451,075	34,859,076
Eastman Chemical Co.	115,913	12,764,340
Ecolab, Inc.	207,775	44,478,394
FMC Corp.	110,266	12,196,522
International Flavors & Fragrances, Inc.	208,978	29,175,419
Linde PLC(a)	439,618	123,154,586
LyondellBasell Industries NV, Class A	214,819	22,351,917

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	291,461	$9,213,082
PPG Industries, Inc.	198,217	29,784,086
Sherwin-Williams Co.	67,990	50,177,300

		525,871,402

Commercial Services & Supplies — 0.4%
Cintas Corp.	72,809	24,850,440
Copart, Inc.(a)	178,107	19,344,201
Republic Services, Inc.	169,096	16,799,688
Rollins, Inc.	191,024	6,575,046
Waste Management, Inc.	323,846	41,782,611

		109,351,986

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	46,249	13,962,111
Cisco Systems, Inc.	3,545,637	183,344,889
F5 Networks, Inc.(a)	51,988	10,845,737
Juniper Networks, Inc.	260,153	6,589,675
Motorola Solutions, Inc.	142,665	26,828,153

		241,570,565

Construction & Engineering — 0.0%
Quanta Services, Inc.	118,529	10,428,181

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	52,614	17,668,833
Vulcan Materials Co.	109,857	18,538,369

		36,207,202

Consumer Finance — 0.6%
American Express Co.	546,787	77,337,553
Capital One Financial Corp.	384,395	48,906,576
Discover Financial Services	255,724	24,291,223
Synchrony Financial	450,930	18,334,814

		168,870,166

Containers & Packaging — 0.3%
Amcor PLC	1,345,193	15,711,854
Avery Dennison Corp.	68,324	12,547,703
Ball Corp.	273,404	23,168,255
International Paper Co.	325,354	17,591,891
Packaging Corp. of America	81,400	10,946,672
Sealed Air Corp.	133,968	6,138,414
Westrock Co.	221,545	11,531,417

		97,636,206

Distributors — 0.1%
Genuine Parts Co.	122,105	14,114,117
LKQ Corp.(a)	235,216	9,956,693
Pool Corp.	33,768	11,658,065

		35,728,875

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	1,599,808	408,702,950

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	5,978,331	180,964,079
Lumen Technologies, Inc.	831,910	11,105,999
Verizon Communications, Inc.	3,470,806	201,827,369

		393,897,447

Electric Utilities — 1.7%
Alliant Energy Corp.	200,121	10,838,553
American Electric Power Co., Inc.	417,498	35,362,081
Duke Energy Corp.	638,247	61,609,983
Edison International	326,571	19,137,061
Entergy Corp.	166,908	16,602,339

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	186,331	$11,092,284
Eversource Energy	296,144	25,643,109
Exelon Corp.	824,237	36,052,126
FirstEnergy Corp.	453,128	15,719,010
NextEra Energy, Inc.	1,651,262	124,851,920
NRG Energy, Inc.	201,183	7,590,635
Pinnacle West Capital Corp.	96,814	7,875,819
PPL Corp.	640,215	18,463,801
Southern Co.	899,607	55,919,571
Xcel Energy, Inc.	443,897	29,523,589

		476,281,881

Electrical Equipment — 0.6%
AMETEK, Inc.	196,704	25,125,002
Eaton Corp. PLC	336,171	46,485,726
Emerson Electric Co.	504,442	45,510,757
Generac Holdings, Inc.(a)(b)	51,371	16,821,434
Rockwell Automation, Inc.	97,930	25,994,539

		159,937,458

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	504,094	33,255,081
CDW Corp.	117,995	19,557,671
Corning, Inc.	641,722	27,921,324
FLIR Systems, Inc.	113,633	6,416,856
IPG Photonics Corp.(a)(b)	29,995	6,327,145
Keysight Technologies, Inc.(a)	154,805	22,199,037
TE Connectivity Ltd.	276,436	35,690,652
Trimble, Inc.(a)	210,161	16,348,424
Zebra Technologies Corp., Class A(a)	45,233	21,946,147

		189,662,337

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	601,869	13,006,389
Halliburton Co.	750,650	16,108,949
NOV, Inc.	342,352	4,697,070
Schlumberger NV	1,156,522	31,445,833

		65,258,241

Entertainment — 2.1%
Activision Blizzard, Inc.	649,422	60,396,246
Electronic Arts, Inc.	242,227	32,790,269
Live Nation Entertainment, Inc.(a)(b)	121,362	10,273,293
Netflix, Inc.(a)	371,316	193,700,705
Take-Two Interactive Software, Inc.(a)(b)	96,326	17,020,804
Walt Disney Co.(a)	1,521,375	280,724,115

		594,905,432

Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	104,570	17,180,851
American Tower Corp.	373,595	89,311,621
AvalonBay Communities, Inc.	116,625	21,518,479
Boston Properties, Inc.	119,633	12,114,038
Crown Castle International Corp.	361,609	62,243,757
Digital Realty Trust, Inc.	234,952	33,090,640
Duke Realty Corp.	320,492	13,438,230
Equinix, Inc.	74,590	50,690,618
Equity Residential	282,204	20,214,272
Essex Property Trust, Inc.	55,122	14,984,364
Extra Space Storage, Inc.	110,681	14,670,767
Federal Realty Investment Trust	61,405	6,229,537
Healthpeak Properties, Inc.	438,399	13,914,784
Host Hotels & Resorts, Inc.	604,349	10,183,281
Iron Mountain, Inc.	244,276	9,040,655
Kimco Realty Corp.	361,070	6,770,062

2

Schedule of Investments (unaudited) (continued) March 31, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	99,445	$14,355,880
Prologis, Inc.	621,225	65,849,850
Public Storage	127,861	31,550,980
Realty Income Corp.	305,308	19,387,058
Regency Centers Corp.	136,212	7,724,583
SBA Communications Corp.	92,432	25,654,502
Simon Property Group, Inc.	274,206	31,196,417
UDR, Inc.	255,798	11,219,300
Ventas, Inc.	315,329	16,819,649
Vornado Realty Trust	135,460	6,148,529
Welltower, Inc.	347,961	24,924,446
Weyerhaeuser Co.	624,975	22,249,110

		672,676,260

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	370,414	130,563,526
Kroger Co.	639,691	23,022,479
Sysco Corp.	427,677	33,675,287
Walgreens Boots Alliance, Inc.	599,862	32,932,424
Walmart, Inc.	1,163,819	158,081,535

		378,275,251

Food Products — 1.0%
Archer-Daniels-Midland Co.	463,779	26,435,403
Campbell Soup Co.	160,677	8,077,233
Conagra Brands, Inc.	401,707	15,104,183
General Mills, Inc.	515,032	31,581,762
Hershey Co.	122,877	19,434,226
Hormel Foods Corp.	227,068	10,849,309
J.M. Smucker Co.	93,502	11,830,808
Kellogg Co.	205,999	13,039,737
Kraft Heinz Co.	536,448	21,457,920
Lamb Weston Holdings, Inc.	124,846	9,673,068
McCormick & Co., Inc.	207,973	18,542,873
Mondelez International, Inc., Class A	1,189,802	69,639,111
Tyson Foods, Inc., Class A	248,636	18,473,655

		274,139,288

Gas Utilities — 0.0%
Atmos Energy Corp.	103,227	10,203,989

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,488,358	178,364,823
ABIOMED, Inc.(a)	37,886	12,075,405
Align Technology, Inc.(a)	60,216	32,608,771
Baxter International, Inc.	424,507	35,802,920
Becton Dickinson and Co.	242,567	58,980,166
Boston Scientific Corp.(a)	1,189,862	45,988,166
Cooper Cos., Inc.	40,492	15,552,572
Danaher Corp.	531,963	119,734,232
DENTSPLY SIRONA, Inc.	185,620	11,844,412
DexCom, Inc.(a)(b)	80,508	28,933,770
Edwards Lifesciences Corp.(a)	527,109	44,087,397
Hologic, Inc.(a)	213,001	15,843,014
IDEXX Laboratories, Inc.(a)	71,843	35,153,498
Intuitive Surgical, Inc.(a)	98,920	73,095,945
Medtronic PLC	1,133,689	133,922,682
ResMed, Inc.	122,022	23,674,709
STERIS PLC	72,435	13,797,419
Stryker Corp.	275,288	67,054,651
Teleflex, Inc.	38,369	15,940,785
Varian Medical Systems, Inc.(a)	78,200	13,804,646

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.(b)	60,695	$17,102,637
Zimmer Biomet Holdings, Inc.	173,905	27,838,712

		1,021,201,332

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	124,418	14,690,033
Anthem, Inc.	205,637	73,813,401
Cardinal Health, Inc.	248,056	15,069,402
Centene Corp.(a)	486,846	31,114,328
Cigna Corp.	295,341	71,395,733
CVS Health Corp.	1,098,675	82,653,320
DaVita, Inc.(a)	60,955	6,569,120
HCA Healthcare, Inc.	221,224	41,665,328
Henry Schein, Inc.(a)	123,272	8,535,353
Humana, Inc.	108,224	45,372,912
Laboratory Corp. of America Holdings(a)	81,724	20,842,072
McKesson Corp.	134,345	26,202,649
Quest Diagnostics, Inc.	112,537	14,442,999
UnitedHealth Group, Inc.	793,081	295,081,648
Universal Health Services, Inc., Class B	67,089	8,949,002

		756,397,300

Health Care Technology — 0.1%
Cerner Corp.	253,016	18,186,790

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.(a)	34,360	80,053,302
Caesars Entertainment, Inc.(a)	172,476	15,083,026
Carnival Corp.(a)	660,600	17,532,324
Chipotle Mexican Grill, Inc.(a)	23,363	33,194,618
Darden Restaurants, Inc.	109,918	15,608,356
Domino’s Pizza, Inc.	32,746	12,043,651
Expedia Group, Inc.	116,285	20,014,974
Hilton Worldwide Holdings, Inc.(a)	234,730	28,383,551
Las Vegas Sands Corp.(b)	274,520	16,679,835
Marriott International, Inc., Class A(a)	223,571	33,113,101
McDonald’s Corp.	626,864	140,505,297
MGM Resorts International(b)	353,512	13,429,921
Norwegian Cruise Line Holdings Ltd.(a)	305,320	8,423,779
Penn National Gaming, Inc.(a)	123,533	12,951,200
Royal Caribbean Cruises Ltd.	184,059	15,757,291
Starbucks Corp.	985,984	107,738,472
Wynn Resorts Ltd.	87,259	10,939,661
Yum! Brands, Inc.	252,888	27,357,424

		608,809,783

Household Durables — 0.4%
D.R. Horton, Inc.	273,944	24,413,889
Garmin Ltd.	122,124	16,102,049
Leggett & Platt, Inc.	117,117	5,346,391
Lennar Corp., Class A	226,273	22,905,616
Mohawk Industries, Inc.(a)	50,377	9,688,001
Newell Brands, Inc.	311,220	8,334,472
NVR, Inc.(a)	2,954	13,916,087
PulteGroup, Inc.	231,556	12,142,797
Whirlpool Corp.	53,787	11,851,965

		124,701,267

Household Products — 1.4%
Church & Dwight Co., Inc.	210,295	18,369,268
Clorox Co.	106,016	20,448,366
Colgate-Palmolive Co.	715,449	56,398,845
Kimberly-Clark Corp.	283,820	39,465,171
Procter & Gamble Co.	2,069,326	280,248,820

		414,930,470

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	558,229	$14,966,119

Industrial Conglomerates — 1.2%
3M Co.	484,161	93,288,142
General Electric Co.	7,364,341	96,693,797
Honeywell International, Inc.	584,482	126,873,508
Roper Technologies, Inc.	88,324	35,624,602

		352,480,049

Insurance — 1.9%
Aflac, Inc.	539,777	27,625,787
Allstate Corp.	254,386	29,228,951
American International Group, Inc.	721,953	33,361,448
Aon PLC, Class A	190,528	43,842,398
Arthur J. Gallagher & Co.	165,349	20,630,595
Assurant, Inc.	49,528	7,021,585
Chubb Ltd.	377,662	59,659,266
Cincinnati Financial Corp.	126,390	13,029,545
Everest Re Group Ltd.	34,513	8,552,667
Globe Life, Inc.	77,552	7,493,850
Hartford Financial Services Group, Inc.	300,917	20,098,246
Lincoln National Corp.	152,238	9,479,860
Loews Corp.	190,151	9,750,943
Marsh & McLennan Cos., Inc.	423,376	51,567,197
MetLife, Inc.	632,444	38,446,271
Principal Financial Group, Inc.	215,671	12,931,633
Progressive Corp.	489,839	46,833,507
Prudential Financial, Inc.	328,819	29,955,411
Travelers Cos., Inc.	212,497	31,959,549
Unum Group	173,973	4,841,669
W.R. Berkley Corp.	110,610	8,334,463
Willis Towers Watson PLC	108,797	24,901,457

		539,546,298

Interactive Media & Services(a) — 5.8%
Alphabet, Inc., Class A	251,834	519,412,661
Alphabet, Inc., Class C	242,387	501,409,020
Facebook, Inc., Class A	2,018,141	594,403,069
Twitter, Inc.	667,544	42,475,825

		1,657,700,575

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(a)	358,954	1,110,632,392
eBay, Inc.	544,071	33,318,908
Etsy, Inc.(a)	105,667	21,309,864

		1,165,261,164

IT Services — 5.1%
Accenture PLC, Class A	532,341	147,059,201
Akamai Technologies, Inc.(a)	137,627	14,024,191
Automatic Data Processing, Inc.	358,920	67,645,652
Broadridge Financial Solutions, Inc.	95,386	14,603,597
Cognizant Technology Solutions Corp., Class A	445,044	34,766,837
DXC Technology Co.	220,706	6,899,270
Fidelity National Information Services, Inc.	521,462	73,322,772
Fiserv, Inc.(a)	480,117	57,153,128
FleetCor Technologies, Inc.(a)	69,975	18,797,384
Gartner, Inc.(a)	75,178	13,723,744
Global Payments, Inc.	248,316	50,055,539
International Business Machines Corp.	750,458	100,006,033
Jack Henry & Associates, Inc.	61,355	9,308,781
Mastercard, Inc., Class A	735,937	262,030,369
Paychex, Inc.	267,919	26,261,420
PayPal Holdings, Inc.(a)	983,066	238,727,748

Security	Shares	Value

IT Services (continued)
VeriSign, Inc.(a)	81,157	$16,130,765
Visa, Inc., Class A	1,423,563	301,410,994
Western Union Co.	336,155	8,289,582

		1,460,217,007

Leisure Products — 0.0%
Hasbro, Inc.	109,344	10,510,145

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	253,836	32,272,709
Bio-Rad Laboratories, Inc., Class A(a)	18,020	10,292,483
Illumina, Inc.(a)	122,029	46,866,458
IQVIA Holdings, Inc.(a)	160,696	31,036,825
Mettler-Toledo International, Inc.(a)	19,862	22,954,315
PerkinElmer, Inc.	95,779	12,287,488
Thermo Fisher Scientific, Inc.	331,038	151,079,123
Waters Corp.(a)	50,761	14,424,753

		321,214,154

Machinery — 1.8%
Caterpillar, Inc.	456,681	105,890,623
Cummins, Inc.	124,557	32,273,964
Deere & Co.	263,157	98,457,560
Dover Corp.	118,881	16,302,152
Fortive Corp.	281,511	19,885,937
IDEX Corp.	61,803	12,936,604
Illinois Tool Works, Inc.	239,874	53,136,889
Ingersoll Rand, Inc.(a)	314,746	15,488,651
Otis Worldwide Corp.	342,980	23,476,981
PACCAR, Inc.	290,767	27,018,070
Parker-Hannifin Corp.	107,791	34,000,515
Pentair PLC	142,497	8,880,413
Snap-on, Inc.	44,403	10,245,548
Stanley Black & Decker, Inc.	133,405	26,636,976
Westinghouse Air Brake Technologies Corp.	150,774	11,935,270
Xylem, Inc.	148,950	15,666,561

		512,232,714

Media — 1.3%
Charter Communications, Inc., Class A(a)	119,148	73,516,699
Comcast Corp., Class A	3,830,991	207,294,923
Discovery, Inc., Class A(a)	117,756	5,117,676
Discovery, Inc., Class C(a)(b)	267,283	9,860,070
DISH Network Corp., Class A(a)	205,755	7,448,331
Fox Corp., Class A	280,017	10,111,414
Fox Corp., Class B	133,124	4,650,021
Interpublic Group of Cos., Inc.	330,733	9,657,404
News Corp., Class A	321,091	8,165,344
News Corp., Class B	114,231	2,679,859
Omnicom Group, Inc.	180,687	13,397,941
ViacomCBS, Inc., Class B	475,072	21,425,747

		373,325,429

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,216,700	40,065,931
Newmont Corp.	674,897	40,676,042
Nucor Corp.	243,724	19,563,726

		100,305,699

Multi-line Retail — 0.5%
Dollar General Corp.	205,105	41,558,375
Dollar Tree, Inc.(a)	197,468	22,602,188
Target Corp.	420,460	83,280,512

		147,441,075

4

Schedule of Investments (unaudited) (continued) March 31, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 0.8%
Ameren Corp.	204,619	$16,647,802
CenterPoint Energy, Inc.	470,418	10,654,968
CMS Energy Corp.	231,392	14,165,818
Consolidated Edison, Inc.	289,441	21,650,187
Dominion Energy, Inc.	681,612	51,775,247
DTE Energy Co.	167,263	22,269,396
NiSource, Inc.	305,523	7,366,159
Public Service Enterprise Group, Inc.	424,316	25,548,066
Sempra Energy	249,788	33,116,893
WEC Energy Group, Inc.	265,074	24,808,276

		228,002,812

Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	317,469	5,682,695
Cabot Oil & Gas Corp.	344,150	6,463,137
Chevron Corp.	1,617,895	169,539,217
ConocoPhillips	1,133,652	60,049,546
Devon Energy Corp.	506,632	11,069,909
Diamondback Energy, Inc.	140,272	10,308,589
EOG Resources, Inc.	492,292	35,705,939
Exxon Mobil Corp.	3,554,865	198,468,113
Hess Corp.	230,842	16,334,380
HollyFrontier Corp.	117,881	4,217,782
Kinder Morgan, Inc.	1,633,055	27,190,366
Marathon Oil Corp.	684,055	7,305,707
Marathon Petroleum Corp.	545,805	29,195,110
Occidental Petroleum Corp.	699,360	18,616,963
ONEOK, Inc.	373,975	18,945,574
Phillips 66	367,911	29,999,463
Pioneer Natural Resources Co.	170,437	27,068,804
Valero Energy Corp.	340,568	24,384,669
Williams Cos., Inc.	1,015,498	24,057,148

		724,603,111

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	192,193	55,899,334

Pharmaceuticals — 4.2%
AbbVie, Inc.	1,483,066	160,497,403
Bristol-Myers Squibb Co.	1,881,592	118,784,903
Catalent, Inc.(a)	141,724	14,924,954
Eli Lilly & Co.	667,745	124,748,121
Johnson & Johnson	2,205,828	362,527,832
Merck & Co., Inc.	2,121,730	163,564,166
Perrigo Co. PLC	116,394	4,710,465
Pfizer, Inc.	4,672,575	169,287,392
Viatris, Inc.(a)	1,010,311	14,114,045
Zoetis, Inc.	398,615	62,773,890

		1,195,933,171

Professional Services — 0.4%
Equifax, Inc.	101,285	18,345,752
IHS Markit Ltd.	314,633	30,450,182
Jacobs Engineering Group, Inc.	111,963	14,473,457
Leidos Holdings, Inc.	112,849	10,865,102
Nielsen Holdings PLC	301,814	7,590,622
Robert Half International, Inc.	95,263	7,437,182
Verisk Analytics, Inc.	136,594	24,134,794

		113,297,091

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	278,735	22,050,726

Security	Shares	Value

Road & Rail — 1.0%
CSX Corp.	642,549	$61,954,574
JB Hunt Transport Services, Inc.	71,440	12,006,921
Kansas City Southern	77,355	20,415,531
Norfolk Southern Corp.	211,973	56,918,990
Old Dominion Freight Line, Inc.	80,360	19,319,348
Union Pacific Corp.	562,614	124,005,752

		294,621,116

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(a)	1,017,104	79,842,664
Analog Devices, Inc.	308,583	47,855,051
Applied Materials, Inc.	768,490	102,670,264
Broadcom, Inc.	342,392	158,753,475
Enphase Energy, Inc.(a)	108,342	17,568,739
Intel Corp.	3,410,323	218,260,672
KLA Corp.	130,240	43,031,296
Lam Research Corp.	120,366	71,646,658
Maxim Integrated Products, Inc.	222,854	20,362,170
Microchip Technology, Inc.	225,032	34,929,467
Micron Technology, Inc.(a)	939,313	82,856,800
Monolithic Power Systems, Inc.	35,614	12,579,221
NVIDIA Corp.	520,080	277,686,314
NXP Semiconductors NV	227,238	45,752,099
Qorvo, Inc.(a)	94,681	17,298,219
Qualcomm, Inc.	953,142	126,377,098
Skyworks Solutions, Inc.	137,895	25,300,974
Teradyne, Inc.	143,359	17,443,923
Texas Instruments, Inc.	772,390	145,973,986
Xilinx, Inc.	204,902	25,387,358

		1,571,576,448

Software — 8.2%
Adobe, Inc.(a)	403,205	191,671,561
ANSYS, Inc.(a)	72,586	24,647,302
Autodesk, Inc.(a)	184,542	51,145,815
Cadence Design Systems, Inc.(a)	235,337	32,238,816
Citrix Systems, Inc.	103,740	14,560,947
Fortinet, Inc.(a)	114,050	21,033,101
Intuit, Inc.	228,683	87,599,310
Microsoft Corp.	6,328,200	1,491,999,714
NortonLifeLock, Inc.	492,908	10,479,224
Oracle Corp.	1,557,000	109,254,690
Paycom Software, Inc.(a)	41,030	15,183,562
salesforce.com, Inc.(a)	768,845	162,895,190
ServiceNow, Inc.(a)	164,116	82,076,053
Synopsys, Inc.(a)	127,812	31,669,257
Tyler Technologies, Inc.(a)(b)	34,089	14,471,803

		2,340,926,345

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	55,426	10,170,117
AutoZone, Inc.(a)	18,734	26,308,156
Best Buy Co., Inc.	190,275	21,845,473
CarMax, Inc.(a)	136,909	18,162,348
Gap, Inc.	171,031	5,093,303
Home Depot, Inc.	903,122	275,677,991
L Brands, Inc.(a)	195,458	12,091,032
Lowe’s Cos., Inc.	613,260	116,629,787
O’Reilly Automotive, Inc.(a)(b)	59,209	30,033,765
Ross Stores, Inc.	299,219	35,879,350
TJX Cos., Inc.	1,008,789	66,731,392

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	98,685	$17,475,140
Ulta Beauty, Inc.(a)	46,520	14,382,588

		650,480,442

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	13,240,315	1,617,304,477
Hewlett Packard Enterprise Co.	1,101,086	17,331,094
HP, Inc.	1,055,144	33,500,822
NetApp, Inc.	187,617	13,634,127
Seagate Technology PLC	169,845	13,035,604
Western Digital Corp.	255,651	17,064,704

		1,711,870,828

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	298,358	5,868,702
NIKE, Inc., Class B	1,062,738	141,227,253
PVH Corp.	60,241	6,367,474
Ralph Lauren Corp.	42,619	5,248,956
Tapestry, Inc.(a)	237,843	9,801,510
Under Armour, Inc., Class A(a)(b)	164,871	3,653,541
Under Armour, Inc., Class C(a)	169,421	3,127,511
VF Corp.	264,827	21,164,974

		196,459,921

Tobacco — 0.7%
Altria Group, Inc.	1,561,015	79,861,528
Philip Morris International, Inc.	1,306,237	115,915,471

		195,776,999

Trading Companies & Distributors — 0.2%
Fastenal Co.	477,540	24,010,711
United Rentals, Inc.(a)	59,842	19,706,569
W.W. Grainger, Inc.	37,224	14,924,218

		58,641,498

Water Utilities — 0.1%
American Water Works Co., Inc.	153,076	22,949,154

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)	489,231	61,295,752

Total Common Stocks — 98.2% (Cost: $12,693,916,609)		28,200,193,114

Security	Shares	Value

Investment Companies

Equity Funds — 0.7%
iShares Core S&P 500 ETF(c)	514,423	$204,647,758

Total Investment Companies — 0.7% (Cost: $197,160,869)		204,647,758

Total Long-Term Investments — 98.9% (Cost: $12,891,077,478)		28,404,840,872

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	87,811,176	87,863,863
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)(d)	310,492,426	310,492,426

Total Short-Term Securities — 1.4% (Cost: $398,332,972)		398,356,289

Total Investments — 100.3% (Cost: $13,289,410,450)		28,803,197,161

Liabilities in Excess of Other Assets — (0.3)%		(83,071,537)

Net Assets — 100.0%		$28,720,125,624

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) March 31, 2021	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$161,818,190	$—		$(73,958,104	)(a)	$128,271	$(124,494)	$87,863,863	87,811,176	$254,261	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	82,440,013	228,052,413	(a)	—		—	—	310,492,426	310,492,426	9,712		—
BlackRock, Inc.	87,650,514	—		(1,544,565)		460,288	3,384,208	89,950,444	119,304	492,726		—
iShares Core S&P 500 ETF	4,286,954	194,330,800		—		—	6,030,004	204,647,758	514,423	469,951		—

						$588,559	$9,289,718	$692,954,491		$1,226,650		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1,490	06/18/21	$295,571	$2,386,598

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$28,200,193,114	$—	$—	$28,200,193,114
Investment Companies	204,647,758	—	—	204,647,758
Short-Term Securities
Money Market Funds	398,356,289	—	—	398,356,289

	$28,803,197,161	$—	$—	$28,803,197,161

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,386,598	$—	$—	$2,386,598

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

8